FAIR VALUE MEASUREMENT - Schedule of Changes in Fair Value of the Company's SEPA Liability (Details) - SEPA Liability [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 3,297,922	$ 0
Fair value at issuance	0	3,582,724
Common stock issued	(2,308,076)	(2,853,385)
Change in fair value	646,443	906,950
Fair value ending	3,467,142	3,467,142
Settlement of Yorkville Promissory Note	1,261,880	1,261,880
Cash receipts under SEPA liability	$ 568,973	$ 568,973